Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,881,215	$ 2,368,143	$ 2,918,180
Post-employment benefits	112,095	99,217	105,449
Share-based payments recognised	2,048,669	138,794	29,176
Key management personnel compensation	$ 5,041,979	$ 2,606,154	$ 3,052,805